Exhibit 99

Ford Credit Auto Owner Trust 2011-A

Monthly Investor Report

Collection Period	October 2011
Payment Date	11/15/2011
Transaction Month	10

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months
Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017

Total	$1,137,110,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,259,379.21
Principal:
Principal Collections	$19,146,805.45
Prepayments in Full	$10,631,243.87
Liquidation Proceeds	$564,445.97
Recoveries	$9,358.89

Sub Total	$30,351,854.18

Collections	$33,611,233.39

Purchase Amounts:
Purchase Amounts Related to Principal	$37,447.85
Purchase Amounts Related to Interest	$326.55

Sub Total	$37,774.40

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,649,007.79

Ford Credit Auto Owner Trust 2011-A

Monthly Investor Report

Collection Period	October 2011
Payment Date	11/15/2011
Transaction Month	10

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,649,007.79
Servicing Fee	$732,304.72	$732,304.72	$0.00	$0.00	$32,916,703.07
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,916,703.07
Interest - Class A-2 Notes	$101,851.72	$101,851.72	$0.00	$0.00	$32,814,851.35
Interest - Class A-3 Notes	$271,034.17	$271,034.17	$0.00	$0.00	$32,543,817.18
Interest - Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$32,279,830.93
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,279,830.93
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$32,213,508.26
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,213,508.26
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$32,164,841.76
Third Priority Principal Payment	$4,495,734.60	$4,495,734.60	$0.00	$0.00	$27,669,107.16
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$27,609,481.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,609,481.41
Regular Principal Payment	$22,820,374.43	$22,820,374.43	$0.00	$0.00	$4,789,106.98
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,789,106.98
Residual Released to Depositor	$0.00	$4,789,106.98	$0.00	$0.00	$0.00

Total		$33,649,007.79

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$4,495,734.60
Regular Principal Payment	$22,820,374.43

Total	$27,316,109.03

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of	Actual	Per $1,000 of	Actual	Per $1,000 of
		Original Balance		Original Balance		Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$27,316,109.03	$98.69	$101,851.72	$0.37	$27,417,960.75	$99.06
Class A-3 Notes	$0.00	$0.00	$271,034.17	$0.81	$271,034.17	$0.81
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68

Total	$27,316,109.03	$24.02	$811,487.06	$0.71	$28,127,596.09	$24.74

Ford Credit Auto Owner Trust 2011-A

Monthly Investor Report

Collection Period	October 2011
Payment Date	11/15/2011
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$197,132,352.99	0.7121834	$169,816,243.96	0.6134980
Class A-3 Notes	$335,300,000.00	1.0000000	$335,300,000.00	1.0000000
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000

Total	$802,442,352.99	0.7056858	$775,126,243.96	0.6816634

Pool Information
Weighted Average APR		4.561%		4.556%
Weighted Average Remaining Term		49.16		48.34
Number of Receivables Outstanding		43,298		42,468
Pool Balance		$878,765,661.66		$848,073,122.38
Adjusted Pool Balance (Pool Balance - YSOC Amount)		$803,433,115.50		$775,656,618.39
Pool Factor		0.7208479		0.6956709

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,721,096.84
Yield Supplement Overcollateralization Amount	$72,416,503.99
Targeted Overcollateralization Amount	$72,946,878.42
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$72,946,878.42

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A

Monthly Investor Report

Collection Period	October 2011
Payment Date	11/15/2011
Transaction Month	10

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		101	$312,596.14
(Recoveries)		20	$9,358.89
Net Losses for Current Collection Period			$303,237.25
Cumulative Net Losses Last Collection Period			$1,513,504.10
Cumulative Net Losses for all Collection Periods			$1,816,741.35
Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.41%
Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.15%	467	$9,728,110.24
61-90 Days Delinquent	0.14%	50	$1,202,520.06
91-120 Days Delinquent	0.05%	19	$464,217.18
Over 120 Days Delinquent	0.06%	21	$501,629.73

Total Delinquent Receivables	1.40%	557	$11,896,477.21

Repossession Inventory:

Repossessed in the Current Collection Period		37	$822,738.65
Total Repossessed Inventory		54	$1,263,417.31

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3604%
Preceding Collection Period			0.5033%
Current Collection Period			0.4214%
Three Month Average			0.4284%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1383%
Preceding Collection Period			0.1432%
Current Collection Period			0.2119%
Three Month Average			0.1645%